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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Attractor Investment Management Inc.
                 ------------------------------------
   Address:      1440 Chapin Avenue, Suite 201
                 ------------------------------------
                 Burlingame, CA 94010
                 ------------------------------------

Form 13F File Number: 28-05503
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
         -------------------------------
Title:   President
         -------------------------------
Phone:   (650) 685-8541
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Harvey Allison        Burlingame, California    November 14, 2005
      ----------------------      ----------------------    -----------------
           [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:       $123089
                                           (thousands)

List of Other Included Managers:              None

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                           FORM 13F INFORMATION TABLE


COLUMN 1                  COLUMN 2  COLUMN 3       COLUMN 4             COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8

                          TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP        X($1000)   PRN AMT      PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE

Arbinet-thexchange,
Inc.                        COM       03875P100        306       42500      SH             SOLE        N/A     42,500

Atheros Communications,
Inc.                        COM       04743P108       4763      488001      SH             SOLE        N/A     488001

eBay, Inc.                  COM       278642103       2353       57110      SH             SOLE        N/A      57110

Google Inc.                 COM       38259P508       8987       28400      SH             SOLE        N/A      28400

Homestore.com, Inc.         COM       437852106        412       94800      SH             SOLE        N/A      94800

Jamdat Mobile Inc.          COM       47023T100       4517      215076      SH             SOLE        N/A     215076

McAfee, Inc.                COM       579064106       2887       91900      SH             SOLE        N/A      91900

MIVA, Inc.                  COM       55311R108       1332      220900      SH             SOLE        N/A     220900

Net 1 UEPS Technologies,
Inc.                        COM       64107N206       4062      181194      SH             SOLE        N/A     181194

Salesforce.com, Inc.        COM       79466L302      58274     2520496      SH             SOLE        N/A    2520496

Stamps.com Inc.             COM       852857200       2406      139800      SH             SOLE        N/A     139800

Symantec Corporation        COM       871503108       4172      184100      SH             SOLE        N/A     184100

Verisign, Inc.              COM       92343E102      13387      626460      SH             SOLE        N/A     626460

WorldSpace, Inc.            COM       981579105       4619      327830      SH             SOLE        N/A     327830

Yahoo, Inc.                 COM       984332106      10612      313600      SH             SOLE        N/A     313600

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